Document And Entity Information	Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001497253
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	VivoSim Labs, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true